Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2017
Changes In AOCI By Component
Changes in AOCI, net of tax, by component consist of the following at December 31:

	2017
	Net unrealized gain (loss) on securities	Net gain (loss) on cash flow hedging (1)	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,165,665	(19,206)	6,923	(104)	1,153,278
OCI before reclassifications	1,001,398	1,223	857	(12)	1,003,466
Amounts reclassified from AOCI	(43,085)	(9,313)	—	8	(52,390)
Net OCI	958,313	(8,090)	857	(4)	951,076
Ending balance	$2,123,978	(27,296)	7,780	(108)	2,104,354

	2016
	Net unrealized gain (loss) on securities	Net gain (loss) on cash flow hedging (1)(2)	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$472,376	10,408	6,231	(65)	488,950
OCI before reclassifications	667,048	(22,227)	692	(42)	645,471
Amounts reclassified from AOCI	26,241	(7,387)	—	3	18,857
Net OCI	693,289	(29,614)	692	(39)	664,328
Ending balance	$1,165,665	(19,206)	6,923	(104)	1,153,278

	2015
	Net unrealized gain (loss) on securities	Net gain (loss) on cash flow hedging (1)(2)	Foreign currency translation adjustments	Pension and postretirement plan adjustments	Total AOCI
Beginning balance	$1,765,606	1,475	10,240	(176)	1,777,145
OCI before reclassifications	(1,263,867)	12,311	(4,009)	95	(1,255,470)
Amounts reclassified from AOCI	(29,363)	(3,378)	—	16	(32,725)
Net OCI	(1,293,230)	8,933	(4,009)	111	(1,288,195)
Ending balance	$472,376	10,408	6,231	(65)	488,950

(1) Includes cumulative foreign currency translation losses on the hedged items of $18,704, $79,727, and $27,168 at December 31, 2017, 2016, and 2015, respectively.
(2) The previously issued 2016 Consolidated Financial Statements improperly disclosed OCI before reclassifications as $(29,614) and $8,933 for the years ended December 31, 2016 and 2015, respectively. OCI before reclassifications previously included amounts that were reclassified from AOCI of $(7,387) and $(3,378) for the years ended December 31, 2016 and 2015, respectively. The December 31, 2016 and 2015 amounts have been corrected to conform with current year presentation.

Reclassifications From AOCI
Reclassifications from AOCI, net of tax, consist of the following:

	Amounts reclassified from AOCI			Affected line item
	December 31,			in the Consolidated
AOCI	2017	2016	2015	Statements of Operations
Net unrealized gain (loss) on securities:
Available-for-sale securities	$66,284	(40,370)	45,174	Realized investment gains (losses), net
Income tax expense (benefit)	23,199	(14,129)	15,811	Income tax expense (benefit)
Total	43,085	(26,241)	29,363
Net gain on cash flow hedging:
Effective portion of gains	13,622	11,121	5,197	Interest and similar income, net
Ineffective portion of gains	706	243	—	Change in fair value of assets and liabilities
Income tax expense (benefit)	5,015	3,977	1,819	Income tax expense (benefit)
Total	9,313	7,387	3,378
Pension and other postretirement plan adjustments:
Amortization of actuarial losses	(12)	(5)	(25)	General and administrative expenses
Income tax expense (benefit)	(4)	(2)	(9)	Income tax expense (benefit)
Total	(8)	(3)	(16)
Total amounts reclassified from AOCI	$52,390	(18,857)	32,725	Net income